Income taxes - Reconciliation of taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Foreign rate differential	$ 10,916	$ 3,406	$ 27,918	$ 14,885
Compensation	5,245	5,554	1,451
Valuation allowance	(3,918)	14,874	(7,801)	12,988
Withholding tax	1,082	49	238	534
Non deductible taxes	(802)		415	78
Prior period adjustments	129	1,763	(670)	2,334
Impairment		(39)	955	693
Non-taxable income		(15,541)
Other, net	(1,094)	(339)	996	403
Provision for/(benefit from) income taxes	$ 11,558	$ 9,727	$ 23,502	$ 31,915